Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

July 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0919
1.9885500.101

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 1.8%
AGL Energy Ltd.	159,291	$2,282,840
BlueScope Steel Ltd.	126,488	1,116,402
Qantas Airways Ltd.	189,298	736,935
Rio Tinto Ltd.	89,885	6,015,766
South32 Ltd.	1,243,917	2,646,760

TOTAL AUSTRALIA		12,798,703

Austria - 0.5%
OMV AG	34,853	1,748,163
Raiffeisen International Bank-Holding AG	32,701	768,164
Voestalpine AG	27,267	725,637

TOTAL AUSTRIA		3,241,964

Bailiwick of Jersey - 1.9%
Glencore Xstrata PLC	2,932,818	9,405,023
WPP PLC	305,492	3,598,524

TOTAL BAILIWICK OF JERSEY		13,003,547

Belgium - 2.8%
Anheuser-Busch InBev SA NV	171,822	17,274,406
UCB SA	31,075	2,429,330

TOTAL BELGIUM		19,703,736

Bermuda - 1.1%
Hongkong Land Holdings Ltd.	282,678	1,723,912
Jardine Matheson Holdings Ltd.	76,641	4,651,788
Jardine Strategic Holdings Ltd.	42,877	1,469,879

TOTAL BERMUDA		7,845,579

Cayman Islands - 1.6%
Cheung Kong Property Holdings Ltd.	644,000	4,842,324
CK Hutchison Holdings Ltd.	672,500	6,284,498

TOTAL CAYMAN ISLANDS		11,126,822

Denmark - 0.9%
A.P. Moller - Maersk A/S Series B	2,318	2,602,764
Danske Bank A/S	162,911	2,421,036
Pandora A/S	24,230	933,166

TOTAL DENMARK		5,956,966

Finland - 0.7%
Stora Enso Oyj (R Shares)	139,530	1,611,787
UPM-Kymmene Corp.	128,934	3,489,747

TOTAL FINLAND		5,101,534

France - 12.1%
Atos Origin SA	23,270	1,882,018
BNP Paribas SA	277,310	12,978,116
Bouygues SA	54,885	1,967,334
Capgemini SA	38,489	4,910,494
Carrefour SA	135,686	2,614,308
Compagnie de St. Gobain	132,324	5,091,005
Credit Agricole SA	296,474	3,529,215
Dassault Aviation SA	559	767,328
Eiffage SA	17,803	1,761,100
ENGIE	443,876	6,839,881
Eutelsat Communications	41,712	799,754
Faurecia SA	18,054	859,388
Ingenico SA	15,292	1,455,829
Michelin CGDE Series B	43,613	4,849,685
Natixis SA	221,421	892,702
Peugeot Citroen SA	135,894	3,213,284
Publicis Groupe SA	55,305	2,729,069
Renault SA	50,148	2,805,669
Rexel SA	73,165	819,251
Sanofi SA	216,938	18,077,838
Societe Generale Series A	183,366	4,491,491
Valeo SA	58,214	1,830,178

TOTAL FRANCE		85,164,937

Germany - 7.8%
Bayer AG	225,855	14,628,400
Bayerische Motoren Werke AG (BMW)	88,690	6,561,358
Commerzbank AG	254,874	1,738,863
Continental AG	26,171	3,588,162
Covestro AG (a)	41,245	1,877,009
Deutsche Lufthansa AG	57,639	917,217
Deutsche Wohnen AG (Bearer)	68,709	2,526,742
Fresenius Medical Care AG & Co. KGaA	51,335	3,555,503
Fresenius SE & Co. KGaA	99,200	5,000,948
HeidelbergCement Finance AG	35,558	2,582,981
Infineon Technologies AG	76,875	1,423,892
KION Group AG	16,312	877,769
Merck KGaA	31,294	3,202,349
ProSiebenSat.1 Media AG	56,446	729,120
RWE AG	131,057	3,548,659
TAG Immobilien AG	35,348	835,822
Uniper SE	46,942	1,452,416

TOTAL GERMANY		55,047,210

Hong Kong - 2.8%
Bank of East Asia Ltd.	364,924	1,052,324
BOC Hong Kong (Holdings) Ltd.	824,500	3,141,673
Fosun International Ltd.	580,000	758,210
Henderson Land Development Co. Ltd.	398,930	2,063,325
New World Development Co. Ltd.	1,387,000	1,952,883
Sino Land Ltd.	810,000	1,311,696
Sun Hung Kai Properties Ltd.	360,500	5,809,585
Swire Pacific Ltd. (A Shares)	151,500	1,726,809
Wharf Holdings Ltd.	281,000	683,246
Wheelock and Co. Ltd.	189,000	1,189,345

TOTAL HONG KONG		19,689,096

Ireland - 0.1%
Bank Ireland Group PLC	225,006	996,327
Isle of Man - 0.1%
Gaming VC Holdings SA	140,170	1,008,446
Italy - 4.5%
A2A SpA	378,972	662,845
Atlantia SpA	113,909	2,933,022
Eni SpA	615,792	9,619,471
Intesa Sanpaolo SpA	3,816,916	8,278,538
Leonardo SpA	95,213	1,163,625
Telecom Italia SpA (b)	4,164,260	2,341,258
UniCredit SpA	511,789	6,037,161
Unione di Banche Italiane SCpA	247,015	635,761

TOTAL ITALY		31,671,681

Japan - 27.1%
Aisin Seiki Co. Ltd.	44,300	1,443,547
Alps Electric Co. Ltd.	48,300	879,269
Brother Industries Ltd.	63,500	1,135,284
Chubu Electric Power Co., Inc.	174,300	2,460,483
Electric Power Development Co. Ltd.	42,100	946,950
Fujifilm Holdings Corp.	93,300	4,422,274
Fujitsu Ltd.	39,000	3,043,498
Fukuoka Financial Group, Inc.	46,300	847,866
Haseko Corp.	72,900	789,703
Hitachi Ltd.	234,200	8,303,519
Honda Motor Co. Ltd.	438,700	10,915,089
Idemitsu Kosan Co. Ltd.	45,400	1,251,106
Iida Group Holdings Co. Ltd.	44,800	738,774
Isuzu Motors Ltd.	150,000	1,659,816
Itochu Corp.	356,900	6,795,638
Japan Airlines Co. Ltd.	28,500	897,780
JFE Holdings, Inc.	123,400	1,631,470
JTEKT Corp.	59,900	710,210
JX Holdings, Inc.	819,900	3,858,311
Kajima Corp.	121,600	1,563,884
KDDI Corp.	365,100	9,526,006
Konica Minolta, Inc.	121,700	1,008,548
Marubeni Corp.	421,000	2,729,163
Mazda Motor Corp.	145,400	1,406,703
Medipal Holdings Corp.	49,100	1,048,887
Mitsubishi Chemical Holdings Corp.	364,800	2,589,900
Mitsubishi Corp.	385,100	10,340,817
Mitsubishi Gas Chemical Co., Inc.	51,100	684,841
Mitsubishi Heavy Industries Ltd.	81,700	3,370,221
Mitsubishi Motors Corp. of Japan	166,100	730,922
Mitsubishi Tanabe Pharma Corp.	59,800	679,958
Mitsubishi UFJ Financial Group, Inc.	2,556,200	12,625,083
Mitsui & Co. Ltd.	422,000	6,860,400
Mitsui Chemicals, Inc.	49,500	1,131,933
Nikon Corp.	97,100	1,311,015
Nippon Steel & Sumitomo Metal Corp.	223,100	3,495,340
Nippon Telegraph & Telephone Corp.	155,800	7,031,424
Obayashi Corp.	174,700	1,654,589
ORIX Corp.	320,700	4,603,117
Resona Holdings, Inc.	534,700	2,179,787
Sekisui House Ltd.	154,900	2,604,393
Seven & i Holdings Co. Ltd.	71,300	2,433,323
SHIMIZU Corp.	175,700	1,413,916
Showa Denko K.K.	34,500	925,542
Sojitz Corp.	272,700	851,994
Sony Corp.	307,900	17,511,478
Subaru Corp.	154,600	3,603,147
Sumco Corp.	56,100	735,241
Sumitomo Chemical Co. Ltd.	401,100	1,829,104
Sumitomo Corp.	302,900	4,494,635
Sumitomo Electric Industries Ltd.	192,300	2,379,315
Sumitomo Heavy Industries Ltd.	29,800	960,711
Sumitomo Mitsui Financial Group, Inc.	338,900	11,851,266
Suzuken Co. Ltd.	21,500	1,191,700
Taisei Corp.	54,400	1,876,840
Taisho Pharmaceutical Holdings Co. Ltd.	12,600	964,776
Tokyo Electric Power Co., Inc. (b)	194,600	936,097
Tosoh Corp.	78,700	1,103,050
Toyota Tsusho Corp.	57,400	1,661,498
Yamaha Motor Co. Ltd.	76,300	1,337,914

TOTAL JAPAN		189,969,065

Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	155,025	2,491,473
Aroundtown SA	174,967	1,400,755

TOTAL LUXEMBOURG		3,892,228

Netherlands - 3.1%
AEGON NV	340,393	1,677,431
ASM International NV (Netherlands)	10,631	871,106
ASR Nederland NV	34,174	1,287,376
Fiat Chrysler Automobiles NV (Italy)	266,518	3,551,046
Heineken Holding NV	28,584	2,901,616
Koninklijke Ahold Delhaize NV	286,690	6,511,568
NN Group NV	73,810	2,780,512
Philips Lighting NV (a)	25,497	692,928
Randstad NV	30,134	1,519,139

TOTAL NETHERLANDS		21,792,722

Norway - 0.7%
Equinor ASA	264,069	4,737,666
Singapore - 2.5%
Oversea-Chinese Banking Corp. Ltd.	977,460	8,138,022
United Overseas Bank Ltd.	342,800	6,531,287
Wilmar International Ltd.	873,100	2,523,808

TOTAL SINGAPORE		17,193,117

Spain - 4.9%
ACS Actividades de Construccion y Servicios SA	66,309	2,679,330
Banco Bilbao Vizcaya Argentaria SA	1,615,245	8,224,356
Banco de Sabadell SA	1,360,683	1,192,368
Banco Santander SA (Spain)	1,147,880	4,899,467
CaixaBank SA	869,526	2,155,075
International Consolidated Airlines Group SA CDI	158,894	820,072
Merlin Properties Socimi SA	88,723	1,212,972
Repsol SA	309,278	4,905,401
Telefonica SA	1,106,359	8,434,456

TOTAL SPAIN		34,523,497

Sweden - 1.9%
Boliden AB	66,216	1,508,172
Fastighets AB Balder (b)	23,714	815,401
SKF AB (B Shares)	91,673	1,507,759
Swedbank AB (A Shares)	224,818	3,061,510
Trelleborg AB (B Shares)	58,828	813,195
Volvo AB (B Shares)	397,415	5,933,716

TOTAL SWEDEN		13,639,753

Switzerland - 2.1%
Adecco SA (Reg.)	39,317	2,152,937
Nestle SA (Reg. S)	10,359	1,098,957
Novartis AG	124,965	11,459,147

TOTAL SWITZERLAND		14,711,041

United Kingdom - 16.5%
3i Group PLC	235,461	3,185,578
Anglo American PLC (United Kingdom)	93,852	2,327,180
Babcock International Group PLC	121,625	704,634
Barclays PLC	3,902,925	7,305,610
Barratt Developments PLC	244,119	1,915,425
Bellway PLC	29,798	1,076,249
Berkeley Group Holdings PLC	34,011	1,603,971
BHP Billiton PLC	511,619	12,198,807
British American Tobacco PLC (United Kingdom)	494,276	17,612,318
BT Group PLC	1,564,723	3,665,134
Carnival PLC	49,854	2,250,369
Centrica PLC	1,388,444	1,278,184
Dialog Semiconductor PLC (b)	16,818	767,601
easyJet PLC	63,525	744,717
Imperial Tobacco Group PLC	233,402	5,946,452
J Sainsbury PLC	418,314	998,195
Kingfisher PLC	516,945	1,395,694
Marks & Spencer Group PLC	472,829	1,188,423
Micro Focus International PLC	87,881	1,851,135
NMC Health PLC	20,686	622,365
Persimmon PLC	77,009	1,881,441
Royal Dutch Shell PLC Class B (United Kingdom)	765,403	24,175,275
Taylor Wimpey PLC	793,450	1,561,232
Tesco PLC	2,353,458	6,374,831
Vodafone Group PLC	6,490,586	11,812,760
WM Morrison Supermarkets PLC	581,087	1,375,514

TOTAL UNITED KINGDOM		115,819,094

TOTAL COMMON STOCKS
(Cost $756,543,837)		688,634,731

Money Market Funds - 1.4%
Fidelity Cash Central Fund 2.43% (c)
(Cost $10,114,116)	10,112,094	10,114,116
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $766,657,953)		698,748,847
NET OTHER ASSETS (LIABILITIES) - 0.5%(d)		3,219,016
NET ASSETS - 100%		$701,967,863

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	143	Sept. 2019	$13,468,455	$(81,781)	$(81,781)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,569,937 or 0.4% of net assets.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $585,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,659
Fidelity Securities Lending Cash Central Fund	5,304
Total	$203,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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